Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2016
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2016
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,032	¥742	¥34	¥—	¥1,808
Private equity investments(3)	—	—	20	—	20
Japanese government securities	2,973	—	—	—	2,973
Japanese agency and municipal securities	—	215	—	—	215
Foreign government, agency and municipal securities	3,673	1,383	4	—	5,060
Bank and corporate debt securities and loans for trading purposes	—	1,061	107	—	1,168
Commercial mortgage-backed securities (“CMBS”)	—	44	17	—	61
Residential mortgage-backed securities (“RMBS”)	—	3,065	9	—	3,074
Real estate-backed securities	—	—	38	—	38
Collateralized debt obligations (“CDOs”) and other(4)	—	80	10	—	90
Investment trust funds and other	356	95	2	—	453

Total trading assets and private equity investments	8,034	6,685	241	—	14,960

Derivative assets(5)
Equity contracts	5	1,229	51	—	1,285
Interest rate contracts	11	28,688	126	—	28,825
Credit contracts	1	649	29	—	679
Foreign exchange contracts	0	6,886	21	—	6,907
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(36,325)	(36,325)

Total derivative assets	18	37,452	227	(36,325)	1,372

Subtotal	¥8,052	¥44,137	¥468	¥(36,325)	¥16,332

Loans and receivables(6)	—	277	26	—	303
Collateralized agreements(7)	—	1,099	—	—	1,099
Other assets
Non-trading debt securities	337	534	0	—	871
Other(2)(3)	426	122	57	—	605

Total	¥8,815	¥46,169	¥551	¥(36,325)	¥19,210

Liabilities:
Trading liabilities
Equities	¥1,108	¥29	¥0	¥—	¥1,137
Japanese government securities	1,746	—	—	—	1,746
Japanese agency and municipal securities	—	9	—	—	9
Foreign government, agency and municipal securities	2,203	747	—	—	2,950
Bank and corporate debt securities	—	519	3	—	522
Commercial mortgage-backed securities (“CMBS”)	—	0	—	—	0
Residential mortgage-backed securities (“RMBS”)	—	3	—	—	3
Collateralized debt obligations (“CDOs”) and other(4)	—	2	—	—	2
Investment trust funds and other	78	2	0	—	80

Total trading liabilities	5,135	1,311	3	—	6,449

Derivative liabilities(5)
Equity contracts	5	1,491	45	—	1,541
Interest rate contracts	8	28,380	109	—	28,497
Credit contracts	1	776	29	—	806
Foreign exchange contracts	0	6,624	30	—	6,654
Commodity contracts	8	0	—	—	8
Netting	—	—	—	(36,456)	(36,456)

Total derivative liabilities	22	37,271	213	(36,456)	1,050

Subtotal	¥5,157	¥38,582	¥216	¥(36,456)	¥7,499

Short-term borrowings(8)	1	309	21	—	331
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	571	—	—	571
Long-term borrowings(8)(10)(11)	105	2,265	331	—	2,701
Other liabilities(12)	150	111	2	—	263

Total	¥5,413	¥41,838	¥570	¥(36,456)	¥11,365

	Billions of yen
	September 30, 2016
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2016
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥927	¥1,221	¥30	¥—	¥2,178
Private equity investments(3)	—	—	16	—	16
Japanese government securities	2,803	—	—	—	2,803
Japanese agency and municipal securities	—	161	1	—	162
Foreign government, agency and municipal securities	3,553	1,225	5	—	4,783
Bank and corporate debt securities and loans for trading purposes	—	1,021	95	—	1,116
Commercial mortgage-backed securities (“CMBS”)	—	22	2	—	24
Residential mortgage-backed securities (“RMBS”)	—	3,974	2	—	3,976
Real estate-backed securities	—	—	38	—	38
Collateralized debt obligations (“CDOs”) and other(4)	—	60	18	—	78
Investment trust funds and other	377	85	0	—	462

Total trading assets and private equity investments	7,660	7,769	207	—	15,636

Derivative assets(5)
Equity contracts	1	1,024	46	—	1,071
Interest rate contracts	7	25,996	116	—	26,119
Credit contracts	1	494	15	—	510
Foreign exchange contracts	0	5,285	30	—	5,315
Commodity contracts	2	0	0	—	2
Netting	—	—	—	(31,859)	(31,859)

Total derivative assets	11	32,799	207	(31,859)	1,158

Subtotal	¥7,671	¥40,568	¥414	¥(31,859)	¥16,794

Loans and receivables(6)	0	320	48	—	368
Collateralized agreements(7)	—	1,145	—	—	1,145
Other assets
Non-trading debt securities	212	612	—	—	824
Other(2)(3)	399	185	154	—	738

Total	¥8,282	¥42,830	¥616	¥(31,859)	¥19,869

Liabilities:
Trading liabilities
Equities	¥1,025	¥201	¥1	¥—	¥1,227
Japanese government securities	1,810	—	—	—	1,810
Japanese agency and municipal securities	—	9	—	—	9
Foreign government, agency and municipal securities	2,505	714	—	—	3,219
Bank and corporate debt securities	—	423	0	—	423
Residential mortgage-backed securities (“RMBS”)	—	2	—	—	2
Collateralized debt obligations (“CDOs”) and other(4)	—	3	1	—	4
Investment trust funds and other	42	7	0	—	49

Total trading liabilities	5,382	1,359	2	—	6,743

Derivative liabilities(5)
Equity contracts	5	1,236	44	—	1,285
Interest rate contracts	5	25,564	125	—	25,694
Credit contracts	1	584	18	—	603
Foreign exchange contracts	0	5,173	22	—	5,195
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(31,884)	(31,884)

Total derivative liabilities	12	32,557	209	(31,884)	894

Subtotal	¥5,394	¥33,916	¥211	¥(31,884)	¥7,637

Short-term borrowings(8)	0	267	14	—	281
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	574	—	—	574
Long-term borrowings(8)(10)(11)	127	2,036	352	—	2,515
Other liabilities(12)	196	178	0	—	374

Total	¥5,717	¥36,971	¥577	¥(31,884)	¥11,381

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	In accordance with ASU 2015-07 “Disclosures for investments in certain entities that calculate net asset value per share (or Its Equivalents)” (“ASU2015-07”), certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation. As of March 31, 2016 and September 30, 2016, the fair values of these investments which are included in “Trading assets and private equity investments” were ¥78 billion and ¥52 billion, respectively. As of March 31, 2016 and September 30, 2016, the fair values of these investments which are included in “Other assets—Others” were ¥4 billion and ¥4 billion, respectively.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option has been elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(8)	Includes structured notes for which the fair value option has been elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2016
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥34	DCF	Liquidity discounts	30.0 – 45.0%	41.7%	Lower fair value	Not applicable

Private equity investments	20	Market multiples	EV/EBITDA ratios Price/Book ratio Liquidity discounts	7.8 x 1.1 x 0.0 – 30.0%	7.8 x 1.1 x 22.9%	Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Foreign government, agency and municipal securities	4	DCF	Credit spreads	0.0 – 5.9%	1.3%	Lower fair value	Not applicable

Bank and corporate debt securities and loans for trading purposes	107	DCF	Credit spreads Recovery rates	0.0 – 40.7% 0.0 – 97.0%	5.3% 68.6%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage-backed securities (“CMBS”)	17	DCF	Yields Loss severities	0.0 – 183.1% 0.0 – 20.0%	7.7% 10.0%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage-backed securities (“RMBS”)	9	DCF	Yields Prepayment rates Loss severities	0.0 – 17.4% 2.7 – 12.0% 4.5 – 60.6%	4.1% 9.0% 30.1%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	38	DCF	Yields Loss severities	4.0 – 165.1% 0.0 – 100.0%	25.3% 21.4%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	10	DCF	Yields Prepayment rates Default probabilities Loss severities	10.8 – 25.0% 4.0 – 20.0% 2.0 – 5.5% 30.0 – 88.0%	21.1% 19.6% 2.6% 31.8%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	¥6	Option models	Dividend yield Volatilities Correlations	0.0 – 13.7% 0.0 – 125.2% (0.74) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	17	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 3.3% 13.8 – 17.4% 31.9 – 83.0bp (0.65) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	0	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 45.9% 0.0 – 90.0% 30.0 – 58.1% 0.26 – 0.87	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	(9)	Option models	Volatilities	1.0 – 31.6%	—	Higher fair value	Not applicable

Loans and receivables	26	DCF	Credit spreads	0.0 – 16.8%	4.9%	Lower fair value	Not applicable

Other assets
Other(6)	57	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.5% 1.0% 0.6 – 0.7% 30.0%	5.5% 1.0% 0.7% 30.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	4.0 – 13.5 x 3.7 – 31.5 x 0.0 – 5.6 x 20.0 – 30.0%	8.0 x 19.6 x 1.1 x 27.7%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥3	DCF	Credit spreads	0.9 – 10.3%	2.9%	Lower fair value	Not applicable

Short-term borrowings	21	DCF/ Option models	Volatilities	34.6%	—	Higher fair value	Not applicable

Long-term borrowings	331	DCF/ Option models	Volatilities Volatilities Correlations	13.8 – 34.6% 44.7 – 71.2bp (0.57) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelations

	September 30, 2016
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥30	DCF	Liquidity discounts	35.0 – 55.0%	46.4%	Lower fair value	Not applicable

Private equity investments	16	Market multiples	EV/EBITDA ratios Liquidity discounts	7.3x 30.0%	7.3x 30.0%	Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Foreign government, agency and municipal securities	5	DCF	Credit spreads Recovery rates	0.0 – 7.0% 7.4%	0.8% 7.4%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	95	DCF	Credit spreads Recovery rates	0.0 – 34.1% 0.0 – 100.0%	5.0% 42.9%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage-backed securities (“CMBS”)	2	DCF	Yields Loss severities	6.7 – 20.3% 0.0 – 96.0%	7.3% 28.1%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage-backed securities (“RMBS”)	2	DCF	Yields Prepayment rates Loss severities	0.0 – 30.7% 9.0 – 12.0% 0.0 – 94.3%	5.1% 9.4% 9.1%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	38	DCF	Yields Loss severities	4.0 – 19.3% 0.0 – 54.4%	11.2% 14.3%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	18	DCF	Yields Prepayment rates Default probabilities Loss severities	1.4 – 26.0% 5.0 – 50.0% 0.0 – 6.0% 30.0 – 70.0%	18.2% 20.8% 2.5% 31.6%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	2	Option models	Dividend yield Volatilities Correlations	0.0 – 11.2% 4.3 – 101.6% (0.74) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(9)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	(0.1) – 2.6% 14.2 – 17.3% 33.7 – 75.1bp (0.65) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(3)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 35.2% 20.0 – 90.0% 16.2 – 83.0% 0.33 – 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	8	Option models	Volatilities	1.0 – 31.8%	—	Higher fair value	Not applicable

Loans and receivables	48	DCF	Credit spreads	0.0 – 17.9%	3.6%	Lower fair value	Not applicable

Other assets
Other(6)	154	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.1% 1.0% 0.6 – 0.7% 30.0%	5.1% 1.0% 0.7% 30.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios EV/AUM Liquidity discounts	3.3 – 8.8x 8.0 – 59.2x 0.0 – 6.1x 1.5x 16.3 – 30.0%	7.4x 25.6x 1.1x 1.5x 27.0%	Higher fair value Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	¥14	DCF/ Option models	Volatilities Correlations	10.3 – 46.5% (0.72) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	352	DCF	Yields Prepayment rates Default probabilities Loss severities	21.0% 20.0% 2.0% 30.0%	— — — —	Lower fair value Lower fair value Lower fair value Lower fair value	No predictable interrelations

		DCF/ Option models	Volatilities Volatilities Correlations	10.3 – 46.5% 36.7 – 75.1bp (0.72) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
(4)	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
(5)	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.
(7)	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

	Billions of yen
	Six months ended September 30, 2015
	Beginning balance as of six months ended September 30, 2015	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2015
Assets:
Trading assets and private equity investments
Equities	¥25	¥1	¥—	¥2	¥(4)	¥—	¥0	¥2	¥(1)	¥25
Private equity investments	39	1	—	—	(3)	—	1	—	—	38
Foreign government, agency and municipal securities	3	0	—	19	(20)	—	0	0	0	2
Bank and corporate debt securities and loans for trading purposes	167	(1)	—	84	(125)	—	(1)	17	(14)	127
Commercial mortgage-backed securities (“CMBS”)	2	2	—	8	(2)	—	0	—	—	10
Residential mortgage-backed securities (“RMBS”)	1	0	—	1	(1)	—	0	—	—	1
Real estate-backed securities	13	0	—	17	(6)	—	0	13	—	37
Collateralized debt obligations (“CDOs”) and other	15	(3)	—	3	(5)	—	0	9	(7)	12
Investment trust funds and other	4	0	—	0	0	—	0	0	(3)	1

Total trading assets and private equity investments	269	0	—	134	(166)	—	0	41	(25)	253

Derivatives, net(4)
Equity contracts	(6)	9	—	0	0	(2)	0	0	(1)	0
Interest rate contracts	(22)	(20)	—	0	(2)	25	0	(7)	2	(24)
Credit contracts	4	(2)	—	—	—	(4)	0	(4)	6	0
Foreign exchange contracts	(5)	(10)	—	—	—	19	0	1	(3)	2
Commodity contracts	0	0	—	—	—	0	0	0	—	0

Total derivatives, net	(29)	(23)	—	0	(2)	38	0	(10)	4	(22)

Subtotal	¥240	¥(23)	¥—	¥134	¥(168)	¥38	¥0	¥31	¥(21)	¥231

Loans and receivables	15	0	—	4	(1)	—	0	8	—	26
Other assets
Non-trading debt securities	0	0	—	—	—	—	0	—	—	0
Other	53	4	0	—	(4)	—	1	—	—	54

Total	¥308	¥(19)	¥0	¥138	¥(173)	¥38	¥1	¥39	¥(21)	¥311

Liabilities:
Trading liabilities
Equities	¥3	¥(1)	¥—	¥1	¥(2)	¥—	¥0	¥0	¥(2)	¥1
Bank and corporate debt securities	0	0	—	0	0	—	0	1	0	1

Total trading liabilities	¥3	¥(1)	¥—	¥1	¥(2)	¥—	¥0	¥1	¥(2)	¥2

Short-term borrowings	1	0	—	1	0	—	—	—	0	2
Payables and deposits	0	0	—	(1)	0	—	—	—	—	(1)
Long-term borrowings	525	32	—	180	(259)	—	(1)	38	(35)	416

Total	¥529	¥31	¥—	¥181	¥(261)	¥—	¥(1)	¥39	¥(37)	¥419

	Billions of yen
	Six months ended September 30, 2016
	Beginning balance as of six months ended September 30, 2016	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2016
Assets:
Trading assets and private equity investments
Equities	¥34	¥(1)	¥—	¥8	¥(7)	¥—	¥(2)	¥4	¥(6)	¥30
Private equity investments	20	1	—	—	(1)	—	(4)	—	0	16
Japanese agency and municipal securities	—	0	—	1	0	—	—	0	—	1
Foreign government, agency and municipal securities	4	0	—	3	(6)	—	0	5	(1)	5
Bank and corporate debt securities and loans for trading purposes	107	0	—	21	(49)	—	(11)	44	(17)	95
Commercial mortgage-backed securities (“CMBS”)	17	(1)	—	—	(14)	—	0	0	—	2
Residential mortgage-backed securities (“RMBS”)	9	0	—	2	(8)	—	(1)	1	(1)	2
Real estate-backed securities	38	(1)	—	18	(13)	—	(4)	—	—	38
Collateralized debt obligations (“CDOs”) and other	10	(7)	—	23	(13)	—	(2)	11	(4)	18
Investment trust funds and other	2	1	—	0	(3)	—	0	0	0	0

Total trading assets and private equity investments	241	(8)	—	76	(114)	—	(24)	65	(29)	207

Derivatives, net(4)
Equity contracts	6	(7)	—	—	—	(2)	2	13	(10)	2
Interest rate contracts	17	16	—	—	—	(16)	(2)	(14)	(10)	(9)
Credit contracts	0	1	—	—	—	(2)	(1)	(1)	0	(3)
Foreign exchange contracts	(9)	0	—	—	—	10	(1)	1	7	8
Commodity contracts	—	0	—	—	—	0	0	—	—	0

Total derivatives, net	14	10	—	—	—	(10)	(2)	(1)	(13)	(2)

Subtotal	¥255	¥2	¥—	¥76	¥(114)	¥(10)	¥(26)	¥64	¥(42)	¥205

Loans and receivables	26	0	—	32	(12)	—	(3)	10	(5)	48
Other assets
Non-trading debt securities	0	0	—	—	0	—	0	—	—	—
Other	57	(1)	0	106	(1)	—	(3)	5	(9)	154

Total	¥338	¥1	¥0	¥214	¥(127)	¥(10)	¥(32)	¥79	¥(56)	¥407

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥3	¥(1)	¥—	¥0	¥1	¥(2)	¥1
Bank and corporate debt securities	3	0	—	0	0	—	0	(1)	(2)	0
Collateralized debt obligations (“CDOs”) and other	—	0	—	3	(2)	—	0	—	0	1
Investment trust funds and other	0	0	—	0	0	—	0	—	0	0

Total trading liabilities	¥3	¥0	¥—	¥6	¥(3)	¥—	¥0	¥0	¥(4)	¥2

Short-term borrowings	21	(1)	0	14	(24)	—	(2)	4	0	14
Payables and deposits	0	0	—	0	0	—	—	—	0	0
Long-term borrowings	331	25	(6)	88	(51)	—	(2)	73	(68)	352
Other liabilities	2	0	—	0	0	(2)	0	—	0	0

Total	¥357	¥24	¥(6)	¥108	¥(78)	¥(2)	¥(4)	¥77	¥(72)	¥368

	Billions of yen
	Three months ended September 30, 2015
	Beginning balance as of three months ended September 30, 2015	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2015
Assets:
Trading assets and private equity investments
Equities	¥26	¥1	¥—	¥3	¥(4)	¥—	¥(1)	¥1	¥(1)	¥25
Private equity investments	40	2	—	0	(3)	—	(1)	—	—	38
Foreign government, agency and municipal securities	4	0	—	5	(7)	—	0	—	0	2
Bank and corporate debt securities and loans for trading purposes	164	(3)	—	23	(56)	—	(4)	9	(6)	127
Commercial mortgage-backed securities (“CMBS”)	12	0	—	1	(3)	—	0	—	—	10
Residential mortgage-backed securities (“RMBS”)	1	0	—	—	0	—	0	—	—	1
Real estate-backed securities	12	0	—	15	(3)	—	0	13	—	37
Collateralized debt obligations (“CDOs”) and other	20	(2)	—	2	(3)	—	0	0	(5)	12
Investment trust funds and other	1	0	—	0	0	—	0	—	0	1

Total trading assets and private equity investments	280	(2)	—	49	(79)	—	(6)	23	(12)	253

Derivatives, net(4)
Equity contracts	(4)	4	—	0	0	0	0	0	0	0
Interest rate contracts	(18)	(26)	—	0	(2)	17	0	3	2	(24)
Credit contracts	11	(2)	—	—	—	(5)	(1)	(3)	0	0
Foreign exchange contracts	1	(13)	—	—	—	15	0	—	(1)	2
Commodity contracts	0	—	—	—	—	0	0	0	—	0

Total derivatives, net	(10)	(37)	—	0	(2)	27	(1)	0	1	(22)

Subtotal	¥270	¥(39)	¥—	¥49	¥(81)	¥27	¥(7)	¥23	¥(11)	¥231

Loans and receivables	15	0	—	3	0	—	0	8	—	26
Other assets
Non-trading debt securities	0	0	—	—	—	—	0	—	—	0
Other	55	1	0	0	(2)	—	0	—	—	54

Total	¥340	¥(38)	¥0	¥52	¥(83)	¥27	¥(7)	¥31	¥(11)	¥311

Liabilities:
Trading liabilities
Equities	¥2	¥0	¥—	¥0	¥(1)	¥—	¥0	¥0	¥0	¥1
Bank and corporate debt securities	1	0	—	0	0	—	0	0	0	1

Total trading liabilities	¥3	¥0	¥—	¥0	¥(1)	¥—	¥0	¥0	¥0	¥2

Short-term borrowings	2	0	—	—	0	—	—	—	0	2
Payables and deposits	0	0	—	(1)	0	—	0	—	—	(1)
Long-term borrowings	480	29	—	60	(120)	—	(3)	33	(5)	416

Total	¥485	¥29	¥—	¥59	¥(121)	¥—	¥(3)	¥33	¥(5)	¥419

	Billions of yen
	Three months ended September 30, 2016
	Beginning balance as of three months ended September 30, 2016	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2016
Assets:
Trading assets and private equity investments
Equities	¥37	¥(1)	¥—	¥1	¥(3)	¥—	¥0	¥0	¥(4)	¥30
Private equity investments	16	0	—	—	1	—	(1)	—	—	16
Japanese agency and municipal securities	0	0	—	1	0	—	—	0	—	1
Foreign government, agency and municipal securities	5	0	—	2	(3)	—	0	2	(1)	5
Bank and corporate debt securities and loans for trading purposes	107	0	—	13	(27)	—	(1)	12	(9)	95
Commercial mortgage-backed securities (“CMBS”)	13	0	—	—	(11)	—	0	0	—	2
Residential mortgage-backed securities (“RMBS”)	2	1	—	0	(1)	—	0	—	—	2
Real estate-backed securities	43	0	—	6	(10)	—	(1)	—	—	38
Collateralized debt obligations (“CDOs”) and other	13	(5)	—	12	(9)	—	0	10	(3)	18
Investment trust funds and other	0	0	—	0	0	—	0	—	0	0

Total trading assets and private equity investments	236	(5)	—	35	(63)	—	(3)	24	(17)	207

Derivatives, net(4)
Equity contracts	0	(8)	—	—	—	(1)	0	13	(2)	2
Interest rate contracts	(8)	(2)	—	—	—	8	0	0	(7)	(9)
Credit contracts	(2)	3	—	—	—	(3)	0	(1)	0	(3)
Foreign exchange contracts	3	(1)	—	—	—	2	0	0	4	8
Commodity contracts	—	0	—	—	—	0	0	—	—	0

Total derivatives, net	(7)	(8)	—	—	—	6	0	12	(5)	(2)

Subtotal	¥229	¥(13)	¥—	¥35	¥(63)	¥6	¥(3)	¥36	¥(22)	¥205

Loans and receivables	42	1	—	15	(4)	—	(1)	—	(5)	48
Other assets
Non-trading debt securities	0	—	0	—	0	—	0	—	—	—
Other	157	(1)	0	0	0	—	(2)	—	—	154

Total	¥428	¥(13)	¥0	¥50	¥(67)	¥6	¥(6)	¥36	¥(27)	¥407

Liabilities:
Trading liabilities
Equities	¥2	¥0	¥—	¥1	¥0	¥—	¥0	¥0	¥(2)	¥1
Bank and corporate debt securities	2	0	—	0	(1)	—	0	0	(1)	0
Collateralized debt obligations (“CDOs”) and other	1	1	—	3	(2)	—	0	—	0	1
Investment trust funds and other	0	0	—	—	0	—	0	—	0	0

Total trading liabilities	¥5	¥1	¥—	¥4	¥(3)	¥—	¥0	¥0	¥(3)	¥2

Short-term borrowings	12	(1)	0	8	(6)	—	0	—	(1)	14
Payables and deposits	0	0	—	0	0	—	—	—	0	0
Long-term borrowings	368	(1)	(1)	41	(20)	—	0	16	(55)	352
Other liabilities	0	0	—	0	0	—	0	—	—	0

Total	¥385	¥(1)	¥(1)	¥53	¥(29)	¥—	¥0	¥16	¥(59)	¥368

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(5)	In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2015	2016
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥1	¥(1)
Private equity investments	1	1
Japanese agency and municipal securities	—	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(5)	(1)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	(2)
Collateralized debt obligations (“CDOs”) and other	(2)	(8)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(5)	(11)

Derivatives, net(2)
Equity contracts	0	(16)
Interest rate contracts	(13)	10
Credit contracts	0	1
Foreign exchange contracts	(9)	4
Commodity contracts	—	0

Total derivatives, net	(22)	(1)

Subtotal	¥(27)	¥(12)

Loans and receivables	(1)	1
Other assets
Non-trading debt securities	0	—
Other	3	0

Total	¥(25)	¥(11)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	—	0
Investment trust funds and other	—	0

Total trading liabilities	¥0	¥0

Short-term borrowings	0	0
Payables and deposits	0	0
Long-term borrowings	39	22
Other liabilities	—	0

Total	¥39	¥22

	Billions of yen
	Three months ended September 30
	2015	2016
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥1	¥(1)
Private equity investments	2	0
Japanese agency and municipal securities	—	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(2)	(2)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	(2)
Collateralized debt obligations (“CDOs”) and other	(2)	(5)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(1)	(10)

Derivatives, net(2)
Equity contracts	2	(13)
Interest rate contracts	(18)	0
Credit contracts	(2)	4
Foreign exchange contracts	(13)	0
Commodity contracts	—	0

Total derivatives, net	(31)	(9)

Subtotal	¥(32)	¥(19)

Loans and receivables	0	1
Other assets
Non-trading debt securities	0	—
Other	1	0

Total	¥(31)	¥(18)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	—	0
Investment trust funds and other	—	0

Total trading liabilities	¥0	¥0

Short-term borrowings	0	(1)
Payables and deposits	0	0
Long-term borrowings	30	(2)
Other liabilities	—	0

Total	¥30	¥(3)

(1)	Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(3)	In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2016
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice period(3)
Hedge funds	¥56	¥0	Monthly	Same day-90 days
Venture capital funds	2	1	—	—
Private equity funds	23	18	—	—
Real estate funds	1	—	—	—

Total	¥82	¥19

	Billions of yen
	September 30, 2016
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice period(3)
Hedge funds	¥31	¥0	Monthly	Same day-90 days
Venture capital funds	2	1	—	—
Private equity funds	22	17	—	—
Real estate funds	1	—	—	—

Total	¥56	¥18

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.
(4)	In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Six months ended September 30
	2015	2016
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	0	0
Loans and receivables	1	2
Collateralized agreements(3)	4	9
Other assets(2)	(2)	4

Total	¥3	¥15

Liabilities:
Short-term borrowings(4)	¥42	¥(8)
Collateralized financing(3)	6	1
Long-term borrowings(4)(5)	110	(38)
Other liabilities(6)	0	0

Total	¥158	¥(45)

	Billions of yen
	Three months ended September 30
	2015	2016
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(1)	¥0
Private equity investments	0	0
Loans and receivables	4	0
Collateralized agreements(3)	3	6
Other assets(2)	(4)	4

Total	¥2	¥10

Liabilities:
Short-term borrowings(4)	¥49	¥(3)
Collateralized financing(3)	14	(2)
Long-term borrowings(4)(5)	32	(12)
Other liabilities(6)	0	0

Total	¥95	¥(17)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2016
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,188	¥2,445	¥2,197	¥418	¥8,248

	Billions of yen
	September 30, 2016
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,965	¥2,733	¥1,570	¥480	¥7,748

(1)	Other than above, there were ¥577 billion and ¥553 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2016 and September 30 2016, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2016(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,476	¥3,476	¥3,476	¥—	¥—
Time deposits	197	197	—	197	—
Deposits with stock exchanges and other segregated cash	226	226	—	226	—
Loans receivable(2)	1,605	1,605	—	1,180	425
Securities purchased under agreements to resell	9,205	9,205	—	9,205	—
Securities borrowed	5,872	5,872	—	5,872	—

Total	¥20,581	¥20,581	¥3,476	¥16,680	¥425

Liabilities:
Short-term borrowings	¥663	¥663	¥1	¥641	¥21
Deposits received at banks	2,223	2,223	—	2,223	0
Securities sold under agreements to repurchase	14,192	14,192	—	14,192	—
Securities loaned	1,937	1,936	—	1,936	—
Long-term borrowings	8,130	8,128	104	7,692	332

Total	¥27,145	¥27,142	¥105	¥26,684	¥353

	Billions of yen
	September 30, 2016(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,093	¥3,093	¥3,093	¥—	¥—
Time deposits	132	132	—	132	—
Deposits with stock exchanges and other segregated cash	220	220	—	220	—
Loans receivable(2)	1,532	1,533	69	1,040	424
Securities purchased under agreements to resell	10,974	10,974	—	10,974	—
Securities borrowed	6,092	6,091	—	6,091	—

Total	¥22,043	¥22,043	¥3,162	¥18,457	¥424

Liabilities:
Short-term borrowings	¥542	¥542	¥0	¥528	¥14
Deposits received at banks	1,052	1,052	—	1,052	0
Securities sold under agreements to repurchase	17,052	17,050	—	17,050	—
Securities loaned	2,169	2,169	—	2,169	—
Long-term borrowings	7,402	7,426	126	6,946	354

Total	¥28,217	¥28,239	¥126	¥27,745	¥368

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.